Cover	Jun. 07, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 07, 2021
Entity File Number	1-8594
Entity Registrant Name	Presidential Realty Corporation
Entity Central Index Key	0000731245
Entity Tax Identification Number	13-1954619
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	530 Seventh Avenue
Entity Address, Address Line Two	Suite 407
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(914)
Local Phone Number	948-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false